Business Combinations - Fair value adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 2,075,441	$ 1,714,261	[1]
Goodwill	760,328	779,896	[1]	$ 656,256	$ 518,141
Other intangible assets	1,053,296	845,729	[1]
Trade and other receivables - non-current	130,347	75,054	[1]
Trade and other receivables - current	663,467	471,753	[1]
Deferred income tax liabilities	(186,261)	(169,119)	[1]
Non-controlling interest	$ (227,200)	(223,188)	[1]	$ (14,216)
As previously reported
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		1,708,834
Goodwill		837,374
Other intangible assets		701,425
Trade and other receivables - non-current		69,479
Trade and other receivables - current		469,130
Deferred income tax liabilities		(118,210)
Non-controlling interest		(173,647)
Adjustments
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		5,427
Goodwill		(57,478)
Other intangible assets		144,304
Trade and other receivables - non-current		5,575
Trade and other receivables - current		2,623
Deferred income tax liabilities		(50,909)
Non-controlling interest		$ (49,541)

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).